Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
4.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, and all highly liquid investments with maturities of three months or less. Cash and cash equivalents balance as of December 31, 2018 and 2019 primarily consist of the following currencies:

	December 31, 2018		December 31, 2019
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	678,610	678,610	475,991	475,991
US$	4,431	30,409	88,716	618,902
SGD$	—	—	3,537	18,300

Total		709,019		1,113,193